Right of use assets and lease debt - Schedule of maturity of lease liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Short term	$ 25,067,905	$ 1,257	$ 25,894,711
Long term	84,259,336	$ 4,224	$ 94,702,022
Total	$ 109,327,241